Pensions and Other Postretirement Benefits Changes in Plan Assets and Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total recognized in other comprehensive (income) loss, after taxes	$ (20.7)	$ (52.2)	$ (12.3)
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current year net actuarial loss (gain)	(8.7)	(2.6)
Current year prior service cost (credit)	0.0	0.0
Amortization of net actuarial (loss) gain	(16.0)	(16.4)
Amortization of prior service (cost) credit	(0.4)	(0.5)
Recognition of prior service cost due to curtailment	(0.3)	0.0
Transfer of actuarial (loss) gain from continuing to discontinued operations	0.0	0.0
Curtailment loss	(0.9)	(5.0)
Settlement loss	(1.8)	(47.3)
Foreign currency exchange rate changes on the above line items	(0.4)	0.4
Total recognized in other comprehensive (income) loss, before taxes	(28.5)	(71.4)
Total recognized in other comprehensive (income) loss, after taxes	(22.3)	(52.2)
Other Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current year net actuarial loss (gain)	0.8	2.1
Current year prior service cost (credit)	(0.1)	(0.1)
Amortization of net actuarial (loss) gain	0.5	1.0
Amortization of prior service (cost) credit	0.1	0.1
Recognition of prior service cost due to curtailment	0.0	(0.3)
Transfer of actuarial (loss) gain from continuing to discontinued operations	(0.1)	0.6
Curtailment loss	0.0	0.0
Settlement loss	0.0	0.0
Foreign currency exchange rate changes on the above line items	0.0	0.0
Total recognized in other comprehensive (income) loss, before taxes	1.2	3.4
Total recognized in other comprehensive (income) loss, after taxes	$ 0.9	$ 2.1